Equity - Overview and General Remarks (Details)	12 Months Ended
Dec. 31, 2020 € / shares shares
Disclosure of classes of share capital [line items]
Share split ratio	133.0778
Common shares
Disclosure of classes of share capital [line items]
Number of shares authorized	386,250,000
Notional value per share | € / shares	€ 0.12
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorized	386,250,000
Notional value per share | € / shares	€ 0.12
Number of shares issued	0